Balance Sheet Components	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

4. Balance Sheet Components

The components of certain balance sheet amounts are as follows:

Accounts Receivable and Allowance for Doubtful Accounts – The Company receives payments from advertising customers based upon contractual payment terms; accounts receivable is recorded when the right to consideration becomes unconditional and are generally collected within 90 days. The Company generally receives payments from digital and print subscription customers at the time of sign up for each subscription; accounts receivable from merchant credit card processors are recorded when the right to consideration becomes unconditional and are generally collected weekly. Accounts receivable have been reduced by an allowance for doubtful accounts. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Accounts receivable are written off when deemed uncollectible and collection of the receivable is no longer being actively pursued. Accounts receivable as of March 31, 2024 and December 31, 2023 of $26,452 and $31,676, respectively, are presented net of allowance for doubtful accounts.

The following table summarizes the allowance for doubtful accounts activity:

	Three Months Ended March 31, 2024 (unaudited)	Year Ended December 31, 2023
Allowance for doubtful accounts beginning of year	$374	$2,236
Additions	670	315
Deductions – discontinued operations	(127)	(607)
Deductions – write-offs	(268)	(1,570)
Allowance for doubtful accounts end of period	$649	$374

Prepayments and Other Current Assets – Prepayments and other current assets are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$2,539	$2,139
Prepaid supplies	137	773
Refundable income and franchise taxes	157	157
Unamortized debt costs	-	209
Employee retention credits	2,468	2,468
Excess collections under line of credit	1,715	-
Other receivables	6	45
Total prepayments and other current assets	$7,022	$5,791

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and the subsequent extensions of the CARES Act, the Company was eligible for a refundable employee retention credit subject to certain criteria. The Company determined that it qualifies for the tax credit under the CARES Act. In connection with the CARES Act, the Company adopted a policy to recognize the employee retention credit when earned and to offset the credit against the related expenditure. For the three months ended March 31, 2023, the Company recorded the employee retention credits as a reduction to payroll and related expenses of $6,868, in operating expenses on the condensed consolidated statements of operations. As of March 31, 2024 and December 31, 2023, the Company has a receivable balance of $2,468 as presented in the above table in prepaid expenses and other current assets on the condensed consolidated balance sheets.

Property and Equipment – Property and equipment are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Office equipment and computers	$1,777	$1,744
Furniture and fixtures	133	166
	1,910	1,910
Less accumulated depreciation and amortization	(1,649)	(1,582)
Net property and equipment	$261	$328

Depreciation and amortization expense for the three months ended March 31, 2024 and 2023 was $67 and $114, respectively. Impairment charges for the three months ended March 31, 2024 and 2023 of $0 and $55, respectively, were recorded for property and equipment on the condensed consolidated statements of operations.

Platform Development – Platform development costs are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Platform development	$26,975	$26,054
Less accumulated amortization	(18,880)	(17,331)
Net platform development	$8,095	$8,723

A summary of platform development activity for the three months ended March 31, 2024 is as follows:

Platform development beginning of period	$26,054
Payroll-based costs capitalized	713
Total capitalized costs	26,767
Stock-based compensation	208
Platform development end of period	$26,975

Amortization expense for the three months ended March 31, 2024 and 2023 was $1,549 and $1,573, respectively. Amortization expense for platform development is included in cost of revenue on the condensed consolidated statements of operations. Impairment charges for the three months ended March 31, 2024 and 2023 of $0 and $64, respectively, were recorded for platform development on the condensed consolidated statements of operations.

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of March 31, 2024 (unaudited)			As of December 31, 2023
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,333)	$-	$17,333	$(17,333)	$-
Trade name	5,181	(1,610)	3,571	5,181	(1,547)	3,634
Brand name	12,115	(2,671)	9,444	12,774	(2,374)	10,400
Subscriber relationships	2,150	(1,187)	963	2,150	(1,121)	1,029
Advertiser relationships	14,519	(3,158)	11,361	15,182	(2,832)	12,350
Database	1,140	(1,140)	-	1,140	(1,140)	-
Digital content	355	(355)	-	355	(311)	44
Total intangible assets	$52,793	$(27,454)	$25,339	$54,115	$(26,658)	$27,457

Intangible assets subject to amortization were recorded as part of the Company’s business acquisitions. Amortization expense from continuing operations for the three months ended March 31, 2024 and 2023 was $920 and $1,778, respectively, of which amortization expense for developed technology of $0 and $796, respectively, is included in cost of revenues on the condensed consolidated statements of operations. Impairment charges of $1,198 and $0 from continuing operations for the three months ended March 31, 2024 and 2023, respectively, were recorded for the intangible assets on the condensed consolidated statements of operations.

Accrued Expenses and Other – Accrued expenses and other are summarized as follows:

	As of
	March 31, 2024	December 31, 2023
General accrued expenses	$3,850	$5,551
Accrued payroll and related taxes	5,427	4,515
Accrued publisher expenses	4,765	7,596
Accrued interest	5,635	3,824
Liabilities in connection with acquisitions and dispositions	740	1,119
Assumed lease liability	1,379	1,328
Lease termination liability	4,518	4,481
Other accrued expenses	474	489
Total accrued expenses and other	$26,788	$28,903